Financial Items	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Financial Items
8)	FINANCIAL ITEMS

8.1)	FINANCIAL EXPENSE
Consolidated financial expenses represent the interest on Cemex’s debt instruments measured using the effective interest rate and, in 2024, 2023 and 2022, include $74, $70 and $62 of interest expense related to lease contracts (notes 15.2 and 17.2).

8.2)	FINANCIAL INCOME AND OTHER ITEMS, NET
The detail of financial income and other items, net in 2024, 2023 and 2022 was as follows:

		2024	2023	2022
Foreign exchange results	$	(353)	130	96
Financial income		36	37	25
Results from financial instruments, net (notes 14.2 and 17.4)		(4)	(65)	99
Net interest cost of defined benefit liabilities (note 19)		(40)	(44)	(28)
Effects of amortized cost on assets and liabilities		(53)	(42)	(32)
Others		35	—	12

	$	(379)	16	172